Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	Sep. 30, 2025	Sep. 30, 2024
Consolidated statement of cash flows
Cash and cash equivalents	€ 7,087	€ 7,008
Bank overdrafts	86	165
Cash and cash equivalents included within assets held for sale	€ 0	€ 28